General and administrative expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and administrative expense
Employee benefits expense - General and administrative	€ 80,494	€ 47,644	€ 51,273
Occupancy costs	1,582	5,091	3,989
Professional fees	14,300	9,830	5,257
Travel and entertainment	5,232	3,596	3,171
Office and related expenses	7,494	5,354	4,274
General sub-contracts	5,168	2,835	2,214
Bank fees & payment cost	2,893	2,980	1,699
Bad debt expense, net	5,877	4,436	3,270
Tax expenses	5,538	4,778	4,615
Tax provisions	6,068	5,271	6,989
Depreciation and amortization	7,906	2,166	1,637
Other general and administrative expense	1,973	944	662
General and administrative expense	144,525	94,925	€ 89,050
Share options granted to employees	€ 37,267	€ 17,409